1. COMPANY'S OPERATIONS (Details Narrative) € in Thousands, R$ in Thousands, $ in Thousands											1 Months Ended		12 Months Ended
	Dec. 17, 2020 BRL (R$)	Dec. 03, 2020	Nov. 10, 2020	Jun. 24, 2020 USD ($)	Jun. 24, 2020 BRL (R$)	May 07, 2020	Apr. 21, 2020 USD ($)	Apr. 21, 2020 BRL (R$)	Mar. 27, 2020 USD ($)	Mar. 27, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Jul. 30, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 17, 2020 EUR (€)
DisclosureOfCompanysOperationsLineItems [Line Items]
Capital reserves														R$ 142,080	R$ 192,845
Other operating income (expenses), net														(49,742)	224,384	R$ 19,311
Deferred income taxes														2,109,064	1,915,370
Non-incremental expenditures														55,926
BRAZIL [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Credit facilities amount											R$ 2,094,555	R$ 2,094,555		R$ 2,429,211
Agreement [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount										R$ 204,436
Deferred income taxes															R$ 69,508
U.S. dollars (USD) | Agreement [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount | $									$ 40,000
Al-wafi al-takamul international company [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of capital stock owned by non-controlling shareholders													25.00%	25.00%
Transaction closing date													Apr. 21, 2020	Apr. 21, 2020
Transaction amount								R$ 100,390						R$ 100,390
Capital reserves														R$ 50,945
Al-wafi al-takamul international company [member] | U.S. dollars (USD)
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount | $							$ 19,000						$ 19,000
Joody al sharqiya food production factory [member] | Share purchase agreement [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction closing date						Jan. 18, 2021
Percentage of ownership						100.00%
Aaylex system group s.a [member] | Share purchase agreement [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Capital reserves	R$ 129,471
Percentage of ownership	100.00%
Assets held for sale	R$ 151,189
Liabilites held for sale	21,718
Other operating income (expenses), net	R$ 55,242
Aaylex system group s.a [member] | Euros (EUR) | Share purchase agreement [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Capital reserves | €																	€ 20,300
FFM berhad [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount					R$ 38,546
FFM berhad [member] | U.S. dollars (USD)
DisclosureOfCompanysOperationsLineItems [Line Items]
Transaction amount | $				$ 7,350
Sadia International Ltd [member] | Sadia Uruguay [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership			50.00%
Sadia International Ltd [member] | Sadia chile [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership			60.00%
Establecimiento levino zaccardi y cia. s.a [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership		99.99%
Vip s.a. empreendimentos e participacoes imobiliarias [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership		0.01%
Eclipse holding cooperatief u.a. [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership	4.36%
Eclipse latam holdings [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Percentage of ownership	95.64%